CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CONSOLIDATED BALANCE SHEETS
Securities available for sale, amortized cost	$ 66,461	$ 78,458
Common stock, par value (in dollars per share)	$ 12.5	$ 12.5
Common stock, shares authorized (in shares)	10,000,000	10,000,000
Common stock, shares issued (in shares)	768,000	768,000
Preferred stock, par value (in dollars per share)	$ 12.5	$ 12.5
Preferred stock, shares authorized (in shares)	2,000,000	2,000,000
Preferred stock, shares issued (in shares)	0	0
Treasury stock (in shares)	25,337	25,337